Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
General
Ameren, headquartered in St. Louis, Missouri, is a public utility holding company under PUHCA 2005, administered by FERC. Ameren’s primary assets are its equity interests in its subsidiaries. Ameren’s subsidiaries are separate, independent legal entities with separate businesses, assets, and liabilities. These subsidiaries operate, as the case may be, rate-regulated electric generation, transmission and distribution businesses, rate-regulated natural gas transmission and distribution businesses, and merchant electric generation businesses. Dividends on Ameren’s common stock and the payment of other expenses by Ameren depend on distributions made to it by its subsidiaries. Ameren’s principal subsidiaries are listed below.

•
Union Electric Company, or Ameren Missouri, operates a rate-regulated electric generation, transmission, and distribution business, and a rate-regulated natural gas transmission and distribution business in Missouri. Ameren Missouri was incorporated in Missouri in 1922 and is successor to a number of companies, the oldest of which was organized in 1881. It is the largest electric utility in the state of Missouri. It supplies electric and natural gas service to a 24,000-square-mile area in central and eastern Missouri. This area has an estimated population of 2.8 million and includes the Greater St. Louis area. Ameren Missouri supplies electric service to 1.2 million customers and natural gas service to 127,000 customers.

•
Ameren Illinois Company, or Ameren Illinois, operates a rate-regulated electric and natural gas transmission and distribution business in Illinois. Ameren Illinois was created by the merger of CILCO and IP with and into CIPS. CIPS was incorporated in Illinois in 1923 and is successor to a number of companies, the oldest of which was organized in 1902. Ameren Illinois supplies electric and natural gas utility service to portions of central and southern Illinois having an estimated population of 3.1 million in an area of 40,000 square miles. Ameren Illinois supplies electric service to 1.2 million customers and natural gas service to 806,000 customers.

•
AER consists of non-rate-regulated operations, including Genco, AERG, Marketing Company, and, through Genco, an 80% ownership interest in EEI, which Ameren consolidates for financial reporting purposes. On March 14, 2013, Ameren entered into a transaction agreement to divest New AER to IPH. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information regarding the divestiture.

Ameren has various other subsidiaries responsible for activities such as the provision of shared services.
In December 2012, Ameren determined that it intends to, and it is probable that it will, exit its Merchant Generation business before the end of the previously estimated useful lives of that business's long-lived assets. This determination resulted from Ameren’s analysis of the current and projected future financial condition of its Merchant Generation business segment, including the need to fund Genco debt maturities beginning in 2018, and its conclusion that this business segment is no longer a core component of its future business strategy. In consideration of this determination, Ameren has begun planning to reduce, and ultimately eliminate, the Merchant Generation business segment’s, including Genco's, reliance on Ameren’s financial support and shared services support. Furthermore, Ameren recorded a noncash long-lived asset impairment charge to reduce the carrying values of the Merchant Generation energy centers, except for the Joppa coal-fired energy center, to their estimated fair values. See Note 16 - Divestiture Transactions and Discontinued Operations.
On March 14, 2013, Ameren entered into a transaction agreement to divest New AER to IPH, which Ameren expects will occur in the fourth quarter of 2013. Immediately prior to Ameren's entry into the transaction agreement with IPH, on March 14, 2013, Genco exercised its option under the amended put option agreement with Medina Valley and received an initial payment of $100 million for the pending sale of its Elgin, Gibson City, and Grand Tower gas-fired energy centers to Medina Valley, which was subject to FERC approval. On October 11, 2013, Ameren received FERC approval for the divestiture of New AER to IPH and Genco's sale of the Elgin, Gibson City, and Grand Tower gas-fired energy centers to Medina Valley. Ameren expects a third-party sale of the Elgin, Gibson City, and Grand Tower gas-fired energy centers will be completed by the end of 2013. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information regarding these divestitures. As a result of the transaction agreement with IPH and Ameren's plan to sell its Elgin, Gibson City, and Grand Tower gas-fired energy centers, Ameren determined that New AER and the Elgin, Gibson City, and Grand Tower gas-fired energy centers qualified for discontinued operations presentation beginning on March 14, 2013. Therefore, Ameren has segregated New AER's and the Elgin, Gibson City, and Grand Tower gas-fired energy centers' operating results, assets, and liabilities and presented them separately as discontinued operations for all periods presented in this report. Unless otherwise noted, these notes to the financial statements have been revised to exclude discontinued operations for all periods presented. All other information herein remains unchanged. The information contained herein does not modify or update the disclosures contained in Ameren's Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on March 1, 2013, in any way, nor does it reflect any subsequent information or events, other than as required to reflect the results of the discontinued operations presentation described above. Information presented for the Ameren Missouri and Ameren Illinois registrants also remains unchanged. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information regarding that presentation.

Consolidation
The financial statements of Ameren are prepared on a consolidated basis and therefore include the accounts of its majority-owned subsidiaries. All significant intercompany transactions have been eliminated. All tabular dollar amounts are in millions, unless otherwise indicated.
Our accounting policies conform to GAAP. Our financial statements reflect all adjustments (which include normal, recurring adjustments) that are necessary, in our opinion, for a fair presentation of our results. The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. Such estimates and assumptions affect reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

Public Utilities
Regulation
Certain Ameren subsidiaries are regulated by the MoPSC, the ICC, and FERC. In accordance with authoritative accounting guidance regarding accounting for the effects of certain types of regulation, Ameren Missouri and Ameren Illinois defer certain costs as assets pursuant to actions of rate regulators or because of expectations that the companies will be able to recover such costs in rates charged to customers. Ameren Missouri and Ameren Illinois also defer certain amounts as liabilities pursuant to actions of rate regulators or based on the expectation that such amounts will be returned to customers in future rates. Regulatory assets and liabilities are amortized consistent with the period of expected regulatory treatment. In addition to the cost recovery mechanisms discussed in the Purchased Gas, Power and Fuel Rate-adjustment Mechanisms section below, Ameren Missouri and Ameren Illinois have approvals from regulators to use other cost recovery mechanisms. Ameren Missouri has a vegetation management and infrastructure inspection cost tracker, pension and postretirement benefit cost tracker, uncertain tax positions tracker, renewable energy standards cost tracker, and, starting in 2013, a storm restoration cost tracker and the MEEIA energy efficiency cost recovery mechanisms. Ameren Illinois has an environmental cost rider, asbestos-related litigation rider, energy efficiency rider, and a bad debt rider. See Note 2 - Rate and Regulatory Matters for additional information on regulatory assets and liabilities. In addition, other costs that Ameren Missouri and Ameren Illinois expect to recover from customers are recorded as construction work in progress and property and plant, net.
Environmental Costs
Liabilities for environmental costs are recorded on an undiscounted basis when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Costs are expensed or deferred as a regulatory asset when it is expected that the costs will be recovered from customers in future rates. If environmental expenditures are related to facilities currently in use, such as pollution control equipment, the cost is capitalized and depreciated over the expected life of the asset.
Investments
Ameren evaluates for impairment the investments held in Ameren Missouri's nuclear decommissioning trust fund. Losses on assets in the trust fund could result in higher funding requirements for decommissioning costs, which Ameren believes would be recovered in electric rates paid by its customers. Accordingly, Ameren recognizes a regulatory asset on its consolidated balance sheet for losses on investments held in the nuclear decommissioning trust fund.
Purchased Gas, Power and Fuel Rate-adjustment Mechanisms
Ameren Missouri and Ameren Illinois have various rate-adjustment mechanisms in place that provide for the recovery of purchased natural gas and electric fuel and purchased power costs. See Note 2 - Rate and Regulatory Matters for the regulatory assets and liabilities recorded at December 31, 2012, and 2011, related to the rate-adjustment mechanisms discussed below.
In Ameren Missouri’s and Ameren Illinois’ retail natural gas utility jurisdictions, changes in natural gas costs are reflected in billings to their natural gas utility customers through PGA clauses. The differences between actual natural gas costs and costs billed to customers in a given period are deferred as regulatory assets or liabilities. The deferred amounts are either billed or refunded to natural gas utility customers in a subsequent period.
In Ameren Illinois’ retail electric utility jurisdictions, changes in purchased power costs and transmission service cost are reflected in billings to their electric utility customers through pass-through rate-adjustment clauses. The differences between actual purchased power and transmission service costs and costs billed to customers in a given period are deferred as regulatory assets or liabilities. The deferred amounts are either billed or refunded to electric utility customers in a subsequent period.
Ameren Missouri has a FAC that allows an adjustment of electric rates three times per year for a pass-through to customers of 95% of changes in fuel, certain fuel additives, emission allowances, purchased power costs, transmission costs, and MISO costs and revenues, net of off-system revenues, greater or less than the amount set in base rates without a traditional rate proceeding, subject to MoPSC prudency review. The differences between the cost of fuel incurred and the cost of fuel recovered from Ameren Missouri customers' base rates are deferred as regulatory assets or liabilities. The deferred amounts are either billed or refunded to Ameren Missouri’s electric utility customers in a subsequent period. The MoPSC's December 2012 electric rate order changed the FAC to include activated carbon, limestone and urea costs, along with transmission revenues starting in 2013.
Accounting for MISO Transactions
MISO-related purchase and sale transactions are recorded by Ameren using settlement information provided by MISO. These purchase and sale transactions are accounted for on a net hourly position. We record net purchases in a single hour in “Operating Expenses - Purchased power” and net sales in a single hour in “Operating Revenues - Electric” in our statements of income (loss). On occasion, prior-period transactions will be resettled outside the routine settlement process because of a change in MISO’s tariff or a material interpretation thereof. In these cases, the Ameren Companies recognize expenses associated with resettlements once the resettlement is probable and the resettlement amount can be estimated, and the Ameren Companies recognize revenues once the resettlement amount is received.

Cash and Cash Equivalents	Cash and cash equivalents include cash on hand and temporary investments purchased with an original maturity of three months or less.
Allowance for Doubtful Accounts Receivable
The allowance for doubtful accounts represents our best estimate of existing accounts receivable that will ultimately be uncollectible. The allowance is calculated by applying estimated loss factors to various classes of outstanding receivables, including unbilled revenue. The loss factors used to estimate uncollectible accounts are based upon both historical collections experience and management’s best estimate of future collections success given the existing and anticipated future collections environment. Ameren Illinois has a rate mechanism that adjusts rates for bad debt expense above or below those being collected in rates.

Materials and Supplies
Materials and supplies are recorded at the lower of cost or market. Cost is determined using the average-cost method. Materials and supplies are capitalized as inventory when purchased and then expensed or capitalized as plant assets when installed, as appropriate.

Property and Plant
We capitalize the cost of additions to and betterments of units of property and plant. The cost includes labor, material, applicable taxes, and overhead. An allowance for funds used during construction, as discussed specifically below, is also capitalized as a cost of our rate-regulated assets. Maintenance expenditures, including nuclear refueling and maintenance outages, are expensed as incurred. When units of depreciable property are retired, the original costs, less salvage values, are charged to accumulated depreciation. Asset removal costs accrued by our rate-regulated operations that do not constitute legal obligations are classified as a regulatory liability. See Asset Retirement Obligations below and Note 3 - Property and Plant, Net, for additional information.
Depreciation
Depreciation is provided over the estimated lives of the various classes of depreciable property by applying composite rates on a straight-line basis to the cost basis of such property.

Allowance for Funds Used During Construction
In our rate-regulated operations, we capitalize the allowance for funds used during construction, or the cost of borrowed funds and the cost of equity funds (preferred and common stockholders’ equity) applicable to rate-regulated construction expenditures, as is the utility industry's accounting practice. Allowance for funds used during construction does not represent a current source of cash funds. This accounting practice offsets the effect on earnings of the cost of financing during construction, and it treats such financing costs in the same manner as construction charges for labor and materials.
Under accepted ratemaking practice, cash recovery of allowance for funds used during construction and other construction costs occurs when completed projects are placed in service and reflected in customer rates.

Goodwill and Intangible Assets
Goodwill. Goodwill represents the excess of the purchase price of an acquisition over the fair value of the net assets acquired. As of December 31, 2012, Ameren’s goodwill related to the acquisitions of IP in 2004 and of CILCORP in 2003.
Ameren has three reporting units, which also represent Ameren’s reportable segments. Ameren's reporting units are Ameren Missouri, Ameren Illinois, and Merchant Generation. Ameren’s reporting units have been defined and goodwill has been evaluated at the operating segment level in accordance with authoritative accounting guidance. Our reporting units represent businesses for which discrete financial information is available and reviewed regularly by management. All of Ameren's goodwill at December 31, 2012, and 2011 has been assigned to the Ameren Illinois reporting unit.
We evaluate goodwill for impairment as of October 31 of each year, or more frequently if events and circumstances indicate that the asset might be impaired. Ameren applied a qualitative goodwill evaluation model for its annual goodwill impairment test conducted as of October 31, 2012. Based on the results of Ameren’s qualitative assessment, Ameren believes it was more likely than not that the fair value of the Ameren Illinois reporting unit exceeded its carrying value as of October 31, 2012, indicating no impairment of Ameren’s goodwill. The following factors, not meant to be all-inclusive, were considered by Ameren when assessing whether it was more likely than not that the fair value of the Ameren Illinois reporting unit exceeded its carrying value for the October 31, 2012, test:

•	Macroeconomic conditions, including those conditions within Ameren Illinois’ service territory;

•	Pending rate case outcomes and future rate case outcomes;

•	Changes in laws and potential law changes;

•	Observable industry market multiples;

•	Achievement of IEIMA performance metrics and the yield of the 30-year United States treasury bonds; and

•	Actual and forecasted financial performance.
The goodwill assigned to the Ameren Illinois reporting unit on Ameren's December 31, 2012 consolidated balance sheet had no accumulated goodwill impairment losses. Ameren will continue to monitor the actual and forecasted operating results, cash flows, market capitalization, and observable industry market multiples of the Ameren Illinois reporting unit for signs of possible declines in estimated fair value and potential goodwill impairment.
Intangible Assets. Ameren classifies emission allowances and renewable energy credits as intangible assets. We evaluate intangible assets for impairment if events or changes in circumstances indicate that their carrying amount might be impaired.
At December 31, 2012, Ameren’s intangible assets consisted of renewable energy credits obtained through wind and solar power purchase agreements. The book value of Ameren’s renewable energy credits was $14 million and $7 million at December 31, 2012, and 2011, respectively.
Renewable energy credits and emission allowances are charged to purchased power expense and fuel expense, respectively, as they are used in operations.

Impairment of Long-lived Assets
We evaluate long-lived assets classified as held and used for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Whether impairment has occurred is determined by comparing the estimated undiscounted cash flows attributable to the assets with the carrying value of the assets. If the carrying value exceeds the undiscounted cash flows, we recognize an impairment charge equal to the amount of the carrying value that exceeds the estimated fair value of the assets. In the period in which we determine an asset meets held for sale criteria, we record an impairment charge to the extent the book value exceeds its fair value less cost to sell.

Unamortized Debt Discount, Premium, And Expense	Discount, premium, and expense associated with long-term debt are amortized over the lives of the related issues.
Revenue
The Ameren Companies record operating revenue for electric or natural gas service when it is delivered to customers. We accrue an estimate of electric and natural gas revenues for service rendered but unbilled at the end of each accounting period.
Beginning in 2012, Ameren Illinois elected to participate in performance-based formula ratemaking framework pursuant to the IEIMA. The IEIMA provides for an annual reconciliation of Ameren Illinois' electric distribution revenue requirement. As of each balance sheet date, Ameren Illinois records its best estimate of the electric distribution revenue impact resulting from the reconciliation of the revenue requirement necessary to reflect the actual costs incurred for that year with the revenue requirement that was in effect for that year. If the current year's revenue requirement is greater than the revenue requirement customer rates were based upon, an increase to electric operating revenues with an offset to a regulatory asset is recorded to reflect the expected recovery of those additional costs from customers within the next two years. If the current year's revenue requirement is less than the revenue requirement customer rates were based upon, a reduction to electric operating revenues with an offset to a regulatory liability is recorded to reflect the expected refund to customers within the next two years. See Note 2 - Rate and Regulatory Matters for information regarding Ameren Illinois' revenue requirement reconciliation pursuant to the IEIMA.
Beginning in 2013, Ameren Illinois will record the impact of a revenue requirement reconciliation for its electric transmission jurisdiction, pursuant to FERC-approved rate treatment.

Cost Of Sales
Ameren Missouri’s cost of nuclear fuel is capitalized and then amortized to fuel expense on a unit-of-production basis. Spent fuel disposal cost is based on net kilowatthours generated and sold, and that cost is charged to "Operating Expenses - Fuel" in the consolidated statement of income (loss).

Stock-Based Compensation
Stock-based compensation cost is measured at the grant date based on the fair value of the award. Ameren recognizes as compensation expense the estimated fair value of stock-based compensation on a straight-line basis over the requisite service period.

Excise Taxes
Excise taxes levied on us are reflected on Ameren Missouri customer electric bills and on Ameren Missouri and Ameren Illinois customer natural gas bills. They are recorded gross in “Operating Revenues - Electric,” “Operating Revenues - Gas” and “Operating Expenses - Taxes other than income taxes” on the consolidated statement of income (loss). Excise taxes reflected on Ameren Illinois electric customer bills are imposed on the customer and are therefore not included in revenues and expenses. They are recorded as tax collections payable and included in “Taxes accrued” on the consolidated balance sheet.

Income Taxes
Ameren uses an asset and liability approach for its financial accounting and reporting of income taxes, in accordance with authoritative accounting guidance. Deferred tax assets and liabilities are recognized for transactions that are treated differently for financial reporting and income tax return purposes. These deferred tax assets and liabilities are based on statutory tax rates.
We recognize that regulators will probably reduce future revenues for deferred tax liabilities that were initially recorded at rates in excess of the current statutory rate. Therefore, reductions in the deferred tax liability, which were recorded because of decreases in the statutory rate, have been credited to a regulatory liability. A regulatory asset has been established to recognize the probable recovery in rates of future income taxes, resulting principally from the reversal of allowance for funds used during construction. This refers to equity and temporary differences related to property and plant acquired before 1976 that were unrecognized temporary differences prior to the adoption of the authoritative accounting guidance for income taxes.
Investment tax credits used on tax returns for prior years have been deferred for book purposes; the credits are being amortized over the useful lives of the related investment. Deferred income taxes were recorded on the temporary difference represented by the deferred investment tax credits and a corresponding regulatory liability. This recognizes the expected reduction in rate revenue for future lower income taxes associated with the amortization of the investment tax credits. See Note 13 - Income Taxes.
For certain renewable energy construction projects placed in service in 2010 and 2012, Ameren Missouri elected to seek federal cash tax grants in lieu of investment tax credits for which the projects also qualified.  These grants were accounted for using a grant recognition accounting model.  Ameren Missouri elected to reduce the basis of property as cash grants are received, which will reduce the amount of depreciation expense recognized in future periods.  In 2012, Ameren Missouri received $18 million in federal cash tax grants.
Ameren Missouri, Ameren Illinois, and all the other Ameren subsidiary companies are parties to a tax allocation agreement with Ameren that provides for the allocation of consolidated tax liabilities. The tax allocation agreement specifies that each party be allocated an amount of tax similar to that which would be owed had the party been separately subject to tax. Any net benefit attributable to the parent is reallocated to other members. That allocation is treated as a contribution of capital to the party receiving the benefit.

Noncontrolling Interest
Ameren’s noncontrolling interests comprised the 20% of EEI not owned by Ameren and the preferred stock not subject to mandatory redemption of Ameren’s subsidiaries. These noncontrolling interests are classified as a component of equity separate from Ameren’s equity in its consolidated balance sheet.

Earnings Per Share
There were no material differences between Ameren’s basic and diluted earnings per share amounts in 2012, 2011, and 2010. The number of dilutive stock options, restricted stock shares, and performance share units had an immaterial impact on earnings per share. There were no assumed stock option conversions in 2010, as the remaining stock options were not dilutive. All of Ameren’s stock options expired in February 2010.

Accounting Changes and Other Matters
The following is a summary of recently adopted authoritative accounting guidance as well as guidance issued but not yet adopted that could impact the Ameren Companies.
Disclosures about Fair Value Measurements
In May 2011, FASB issued additional authoritative guidance regarding fair value measurements. The guidance amended the disclosure requirements for fair value measurements in order to align the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. The amendments did not affect Ameren's results of operations, financial position, or liquidity, as this guidance only requires additional disclosures. The Ameren Companies adopted this guidance for the first quarter of 2012. See Note 8 - Fair Value Measurements for the required additional disclosures.
Presentation of Comprehensive Income
In June 2011, FASB amended its guidance on the presentation of comprehensive income in financial statements. The amended guidance changed the presentation of comprehensive income in the financial statements. It requires entities to report components of comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. This guidance was effective for the Ameren Companies beginning in the first quarter of 2012 with retroactive application required. The implementation of the amended guidance did not affect Ameren's results of operations, financial position, or liquidity.
In February 2013, the FASB amended this guidance to require an entity to provide information about the amounts reclassified out of accumulated OCI by component. In addition, an entity is required to present significant amounts reclassified out of accumulated OCI by the respective line items of net income either on the face of the statement where net income is presented or in the footnotes. The amendments will not affect Ameren's results of operations, financial position, or liquidity, as this guidance only requires additional disclosures and substantially all the information that this amended guidance requires is already disclosed elsewhere in the financial statements. This guidance will be effective for the Ameren Companies beginning in the first quarter of 2013 on a prospective basis.
Disclosures about Offsetting Assets and Liabilities
In December 2011, FASB issued additional authoritative guidance to improve information disclosed about financial and derivative instruments. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on financial position. In January 2013, FASB amended this guidance to limit the scope to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The amendments will not affect Ameren's results of operations, financial positions, or liquidity, as this guidance only requires additional disclosures. This guidance will be effective for the Ameren Companies beginning in the first quarter of 2013 with retrospective application required.

Asset Retirement Obligations
Authoritative accounting guidance requires us to record the estimated fair value of legal obligations associated with the retirement of tangible long-lived assets in the period in which the liabilities are incurred and to capitalize a corresponding amount as part of the book value of the related long-lived asset. In subsequent periods, we are required to make adjustments to AROs based on changes in the estimated fair values of the obligations. Corresponding increases in asset book values are depreciated over the remaining useful life of the related asset. Uncertainties as to the probability, timing, or amount of cash flows associated with AROs affect our estimates of fair value. Ameren has recorded AROs for retirement costs associated with Ameren Missouri for the Callaway energy center decommissioning costs, CCR storage facilities, and river structures. Also, Ameren has recorded AROs for retirement costs associated with Ameren Missouri and Ameren Illinois for asbestos removal and the disposal of certain transformers. After the New AER divestiture is complete, Ameren will retain the AROs associated with the Meredosia and Hutsonville energy centers.
Asset removal costs accrued by our rate-regulated operations that do not constitute legal obligations are classified as a regulatory liability.